Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Accounts receivable | ¥		¥ 46,704	¥ 27,767
Allowance for doubtful accounts | ¥		6,892
Accounts receivable, net | ¥		¥ 39,812	¥ 27,767
US$ [Member]
Accounts receivable | $	$ 6,611
Allowance for doubtful accounts | $	976
Accounts receivable, net | $	$ 5,635